Net charges related to Ukraine Conflict (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Unusual or Infrequent Item, or Both [Line Items]
Net charges related to Ukraine Conflict	$ 0	$ 2,700,000	$ 0	$ 2,728,718	$ 0
Write-offs and impairments of flight equipment
Unusual or Infrequent Item, or Both [Line Items]
Net charges related to Ukraine Conflict		$ 3,200,000		3,176,000
Derecognition of lease-related assets and liabilities
Unusual or Infrequent Item, or Both [Line Items]
Net charges related to Ukraine Conflict				(237,000)
Letters of credit receipts
Unusual or Infrequent Item, or Both [Line Items]
Net charges related to Ukraine Conflict				$ (210,000)